INCOME TAXES - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Expected tax provision at Bermuda statutory tax rate	$ 283
Return to provision adjustment	(30)
Insurance corporate-owned life insurance	(27)
State and local income taxes, net of federal	0
Changes in valuation allowances	0
Nontaxable or nondeductible items	4
Changes in unrecognized tax benefits	0
Effective Tax Rate, subtotal	370
Effect of changes in tax laws or rates enacted in the current period	(74)
Total income tax expense (benefit)	$ 296	$ 120	$ (363)
Percent
Expected tax provision at Bermuda statutory tax rate	15.00%
Return to provision adjustment	(1.57%)
Insurance corporate-owned life insurance	(1.42%)
State and local income taxes, net of federal
Changes in valuation allowances
Nontaxable or nondeductible items	0.21%
Changes in unrecognized tax benefits
Effective Tax Rate, subtotal	0.1962
Effect of changes in tax laws or rates enacted in the current period	(3.92%)
Effective Tax Rate, total	15.70%
United Kingdom
Amount
Statutory tax rate difference between United Kingdom and Bermuda	$ 10
Effect of cross-border tax laws	41
Other	$ 34
Percent
Statutory tax rate difference between United Kingdom and Bermuda	0.51%
Effect of cross-border tax laws	2.20%
Other	1.78%
United States
Amount
Expected tax provision at Bermuda statutory tax rate		54	238
Statutory tax rate difference between United Kingdom and Bermuda	$ 64	0	0
Other	4	9	(3)
Tax credits	$ (44)
Insurance corporate-owned life insurance		(1)	(3)
Changes in valuation allowances		0	0
Total income tax expense (benefit)		$ 100	$ 208
Percent
Statutory tax rate difference between United Kingdom and Bermuda	3.39%
Other	0.22%
Tax credits	(2.33%)
Spain
Amount
Statutory tax rate difference between United Kingdom and Bermuda	$ 0
Effect of cross-border tax laws	16
Other	$ 4
Percent
Statutory tax rate difference between United Kingdom and Bermuda	(0.03%)
Effect of cross-border tax laws	0.82%
Other	0.23%
Canada
Amount
Statutory tax rate difference between United Kingdom and Bermuda	$ 8
Other	$ 7
Percent
Statutory tax rate difference between United Kingdom and Bermuda	0.45%
Other	0.36%
Other Foreign Jurisdictions
Amount
Statutory tax rate difference between United Kingdom and Bermuda	$ 1
Percent
Statutory tax rate difference between United Kingdom and Bermuda	0.07%
Bermuda
Amount
Effect of cross-border tax laws	$ 0
Other	12
Tax credits	$ (17)
Percent
Effect of cross-border tax laws
Other	0.64%
Tax credits	(0.90%)